FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash and cash equivalent	$ 55,505		$ 14,011		$ 6,636		$ 2,742
Marketable securities	28,018				401
Liabilities
Operational Gain (losses) recognized in earnings	(17,639)		(2,966)
Financial Gain (losses) recognized in earnings	(157)		(52)
Total	(17,796)		(3,018)
Fair Value, Inputs, Level 1 [Member]
ASSETS
Cash and cash equivalent	55,505
Marketable securities	28,018
Fair Value, Inputs, Level 2 [Member]
ASSETS
Cash and cash equivalent	0
Marketable securities	0
Fair Value, Inputs, Level 3 [Member]
ASSETS
Cash and cash equivalent	0
Marketable securities	0
Cash and Cash Equivalents [Member]
Liabilities
Operational Gain (losses) recognized in earnings	0		0
Financial Gain (losses) recognized in earnings	0		0
Total	0		0
Marketable Securities [Member]
Liabilities
Operational Gain (losses) recognized in earnings	0		0
Financial Gain (losses) recognized in earnings	0		0
Total	0		0
Acquisition Liability Contingent Consideration [Member]
Liabilities
Acquisition liability contingent consideration	38,868	[1]			37,991	[1]
Operational Gain (losses) recognized in earnings	(849)	[1]	(531)	[1]
Financial Gain (losses) recognized in earnings	0	[1]	0	[1]
Total	(849)	[1]	(531)	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	0	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	0	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	38,868	[1]
Acquisition Liability Note [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]			10,405	[2]
Operational Gain (losses) recognized in earnings	(3,013)	[2]	(266)	[2]
Total	(3,013)	[2]	(266)	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]
Acquisition Liability Warrant Consideration [Member]
Liabilities
Acquisition liability contingent consideration	24,274	[3]			10,497	[3]
Operational Gain (losses) recognized in earnings	(13,777)	[3]	(2,169)	[3]
Financial Gain (losses) recognized in earnings	0	[3]	0	[3]
Total	(13,777)	[3]	(2,169)	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	0	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	0	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	24,274	[3]
Deerfield Royalty Agreement [Member]
Liabilities
Acquisition liability contingent consideration	4,696	[4]			4,590	[4]
Operational Gain (losses) recognized in earnings			0	[4]
Financial Gain (losses) recognized in earnings	(105)	[4]	0	[4]
Total	(105)	[4]	0	[4]
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	4,696	[4]
Broadfin Royalty Agreement [Member]
Liabilities
Acquisition liability contingent consideration	2,238				2,187
Operational Gain (losses) recognized in earnings			0
Financial Gain (losses) recognized in earnings	(52)		(52)
Total	(52)		(52)
Broadfin Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	$ 2,239

[1]	Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 8 Long Term Debt).
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 8 Long Term Debt). The note was repaid on March 24, 2014.
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 8 Long Term Debt).
[4]	Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 8 Long Term Debt). The discount rate is 20%.